FAIR VALUE MEASUREMENT (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Carrying value as of January 1	$ 37,269	$ 34,139
Acquisition of new subsidiary	1,113	0
Change due to loss of control in subsidiary	(6,787)	0
Increase of contingent consideration	0	2,459
Repayment of contingent consideration	(12,701)	(1,313)
Exchange differences	(2,015)	2,474
Net income attributable to redeemable non-controlling interests	154	546
Net changes in fair value	(4,113)	(1,036)
Carrying value as of December 31	$ 12,920	$ 37,269